General information and significant accounting policies - Summary of Impact of New Accounting Standard (Details)			3 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) tanker	Sep. 26, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue				$ 704,325,000		$ 585,047,000	$ 512,732,000
Operating expenses
Voyage expenses				(6,160,000)		(5,146,000)	(7,733,000)
Total operating expenses				(574,353,000)		(574,505,000)	(557,681,000)
Net loss				(48,490,000)		(190,071,000)	$ (158,240,000)
Total comprehensive loss						(190,071,000)
IFRS 15 Revenue recognition [Abstract]
Adoption of IFRS 15 impact on cash flow				0		0
Number of vessels operating in the spot market | tanker							2
Adoption of IFRS 15 impact on balance sheet				0		0
IFRS 16 Leases [Abstract]
Accumulated deficit (1)				(399,046,000)	[1]	(348,307,000)
Number of bareboat chartered-in vessels one year	3		3
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 4,000		(2,249,000)
Right-of-use assets	$ 51,101,000		$ 24,200,000	697,903,000		0
Lease liabilities	50,714,000		$ 24,200,000	569,974,000
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue						(173,000)
Operating expenses
Voyage expenses						177,000
Total operating expenses						177,000
Net loss						4,000
Total comprehensive loss						4,000
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue						584,874,000
Operating expenses
Voyage expenses						(4,969,000)
Total operating expenses						(574,328,000)
Net loss						(190,067,000)
Total comprehensive loss						(190,067,000)
Vessels [member]
IFRS 16 Leases [Abstract]
Right-of-use assets	$ 48,466,000			$ 680,483,000
Handymax [Member]
IFRS 16 Leases [Abstract]
Number of bareboat chartered-in vessels one year				7
Accumulated deficit
Operating expenses
Net loss				$ (48,490,000)		$ (190,071,000)	$ (158,240,000)
IFRS 16 Leases [Abstract]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		4,000		$ (2,249,000)
Increase (decrease) due to application of IFRS 15 [member]
IFRS 16 Leases [Abstract]
Accumulated deficit (1)		$ (3,888)
Trafigura transaction [Member]
IFRS 16 Leases [Abstract]
Delivered vessels								15

[1]	Accumulated deficit reflects the impact of the adoption of IFRS 16 - Leases. The impact of the application of this standard is discussed in Note 1.